Gladstone Alternative Income Fund	Schedule of Investments

June 30, 2026 (Unaudited)

Equity Investments - 10.46%(a)	Shares	Value
Food & Tobacco - 4.99%
Dutch Gold Honey, Inc. (Common Stock)(b)(c)(d)	100,000	$1,075,237
Diversified/Conglomerate Service - 1.16%
Flexible Technology Solutions, LLC (Preferred Stock)(b)(c)(d)	2,500	250,000
Electronics - 1.97%
Nielsen-Kellerman Acquisition Corp. (Preferred Stock)(b)(c)(e)	631	423,799
Aerospace & Defense - 0.49%
Detroit Defense, Inc. (Preferred Stock)(b)(c)(e)	1,039	105,755
Business/Consumer Services - 1.85%
Smart Chemical Solutions, LLC (Preferred Stock)(b)(c)(e)	617	398,092
Diversified/Conglomerate Manufacturing - 0.00%
Viron International Corp. (Common Stock)(b)(c)(d)	50	0
Total Equity Investments (Cost $2,551,345)		$2,252,883

Debt Investments - 66.29%(a)	Rate	Maturity Date	Principal Amount	Value
Ecological - 9.39%
Clean Water Environmental Services, Inc. (Secured First Lien Debt)(c)(d)	Term SOFR + 7.3%	2/18/2031	$2,000,000	$2,022,342
Food & Tobacco - 12.79%
Dutch Gold Honey, Inc. (Secured Second Lien Debt)(c)(d)	Term SOFR + 7.5%, 2% Floor	8/4/2030	2,700,000	2,753,929
Diversified/Conglomerate Service - 4.57%
Flexible Technology Solutions, LLC (Secured Second Lien Debt)(c)(d)	11.5%	3/31/2031	1,000,000	985,281
Electronics - 6.43%
Nielsen-Kellerman Corp. (Secured First Lien Debt)(c)(e)	Term SOFR + 8.5%, 13.5% Floor	12/19/2029	1,368,858	1,385,583
Aerospace & Defense - 17.00%
Detroit Defense, Inc. (Secured First Lien Debt)(c)(e)	Term SOFR + 9.0%, 13% Floor	12/31/2029	3,661,466	3,661,466
Business/Consumer Services - 7.33%
Smart Chemical Solutions, LLC (Secured First Lien Debt)(c)(e)	Term SOFR + 9.0%, 13.5% Floor	5/15/2030	1,589,823	1,577,804
Diversified/Conglomerate Manufacturing - 8.78%
Viron International Corp. (Secured First Lien Debt)(c)(d)	Term SOFR + 7.0%	2/7/2030	1,883,317	1,890,888
Total Debt Investments (Cost $14,203,464)				$14,277,293
Investments, at fair value				$16,530,176

Short Term Investments - 60.03%

United States Treasury Obligations - 41.79%	Rate	Maturity Date	Principal Amount	Value
United States Treasury Bill(f)	3.37%	7/2/2026	$9,000,000	$8,999,100

Money Market Fund - 18.24%	7 Day Yield	Shares	Value
MSILF Government Portfolio(g)	3.31%	3,929,529	$3,929,529
Total Short Term Investments (Cost $12,928,687)			$12,928,629

Total Investments - 136.79%; (Cost $29,683,496)			$29,458,805
Liabilities in Excess of Other Assets (36.79%)			(7,921,009)
Net Assets - 100.00%			$21,537,796

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

Term SOFR - 30 Day SOFR as of June 30, 2026 was 3.79%

See Notes to Schedule of Investments.

Gladstone Alternative Income Fund	Schedule of Investments

June 30, 2026 (Unaudited)

(a)	All investments are in unaffiliated companies located in the United States.
(b)	Non-income producing security.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	One of our affiliated funds, Gladstone Capital Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(e)	One of our affiliated funds, Gladstone Investment Corporation, co-invested with us in this portfolio company pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission.
(f)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements. As of June 30, 2026, the value pledged was $8,548,300.
(g)	The rate shown is the annualized 7-day yield as of June 30, 2026. Valued using Level 1 inputs within the FASB ASC 820 fair value hierarchy. Refer to Note 3—Investments in the accompanying Notes to Financial Statements for additional information.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount Borrowed	Amount Payable
UMB	4.39%	06/25/2026	07/06/2026	$8,100,000	$8,101,976

See Notes to Schedule of Investments.

Gladstone Alternative Income Fund	Notes to Schedule of Investments

June 30, 2026 (Unaudited)

1. INVESTMENTS

Fair Value Measurements

In accordance with ASC 820, the fair value of the Fund's investments are determined to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between willing market participants on the measurement date. This fair value definition focuses on exit price in the principal, or most advantageous, market and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. ASC 820 also establishes the following three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of a financial instrument as of the measurement date.

●	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical financial instruments in active markets;

●	Level 2 – inputs to the valuation methodology include quoted prices for similar financial instruments in active or inactive markets, and inputs that are observable for the financial instrument, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists, or instances where prices vary substantially over time or among brokered market makers; and

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs are those inputs that reflect assumptions that market participants would use when pricing the financial instrument and can include the Valuation Team’s assumptions based upon the best available information.

When a determination is made to classify an investment within Level 3 of the valuation hierarchy, such determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable, or Level 3, inputs, observable inputs (or components that are actively quoted and can be validated to external sources). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. As of June 30, 2026, all of our investments were valued using Level 3 inputs within the ASC 820 fair value hierarchy, except for our investment in money market funds, which was valued using Level 1 inputs, and our investment in a United States Treasury Obligation, which was valued using Level 2 inputs.

Gladstone Alternative Income Fund	Notes to Schedule of Investments

June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Investments	$–	$–	$14,277,293	$14,277,293
Equity Investments	–	–	2,252,883	2,252,883
Short Term Investments	3,929,529	8,999,100	–	12,928,629
Total	$3,929,529	$8,999,100	$16,530,176	$29,458,805
Other Financial Instruments
Liabilities:
Reverse Repurchase Agreements	$–	$(8,100,000)	$–	$(8,100,000)
Total	$–	$(8,100,000)	$–	$(8,100,000)